Share-based compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensationThe Company has five components within its share-based compensation plan: stock options, DSUs, RSUs, PSUs and shares issued pursuant to the ESPP. Share-based compensation expense for the year ended December 31, 2022 was $4,713 (2021 - $2,261). The expense associated with each component is as follows for the year ended December 31:

	2022	2021
	$	$
Stock options	2,079	1,328
DSUs	857	696
RSUs	1,638	121
ESPP	139	116
	4,713	2,261

There were no PSUs issued and outstanding for the years ended December 31, 2022 and 2021.
The following table presents share-based compensation expense by function for the year ended December 31:

	2022	2021
	$	$
Cost of revenue	93	154
General and administrative	2,793	1,279
Sales and marketing	1,673	489
Research and development	154	339
	4,713	2,261
Stock options

In 2016, the Company established a stock option plan (the “Legacy Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board of Directors has the authority to determine, among other things, the eligibility of individuals to participate in the Legacy Option Plan and the term, vesting periods and the exercise price of options granted to individuals under the Legacy Option Plan, subject to the provisions of the Legacy Option Plan. Each share option is exercisable for one common share of the Company. No amounts were paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights.

In connection with the IPO on October 8, 2019, the Legacy Option Plan was amended such that no further awards can be made under the Legacy Option Plan. In connection with the IPO, the Company adopted an omnibus incentive plan (the “Omnibus Incentive Plan”) which allows the Board of Directors to grant long-term equity-based awards, including stock options, DSUs, RSUs and PSUs, to eligible participants. As determined by the Company’s Board of Directors, the Compensation Nominating and Governance Committee of the Company’s Board of Directors is the Plan Administrator (as defined in the Omnibus Incentive Plan) of the Omnibus Incentive Plan. The Plan Administrator determines, subject to full approval of the Board of Directors, which directors, officers, consultants and employees are eligible to receive awards under the Omnibus Incentive Plan, the time or times at which awards may be granted, the conditions under which awards may be granted or forfeited to the Company, the number of common shares to be covered by any award, the exercise price of any award, whether restrictions or limitations are to be imposed on the common shares issuable pursuant to grants of any award, and the nature of any such restrictions or limitations, any acceleration of exercisability or vesting, or waiver of termination regarding any award, based on such factors as the Plan Administrator may determine.

The number of common shares reserved for issuance under the Omnibus Incentive Plan is 2,845,420.
The changes in the number of stock options during the years ended December 31, 2022 and 2021 were as follows:

	2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,283,088	12.00	1,516,641	6.73
Options granted	175,892	44.86	154,414	62.09
Options forfeited	(95,139)	49.57	(166,026)	18.54
Options exercised	(14,840)	15.06	(221,941)	5.95

Options outstanding – December 31	1,349,001	13.60	1,283,088	12.00
Options exercisable – December 31	979,666	4.98	866,594	3.04
The weighted average fair value of share options granted during the years ended December 31, 2022 and 2021 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2022	2021
	C$	C$
Weighted average stock price valuation	$44.86	$62.09
Weighted average exercise price	$44.86	$62.09
Risk-free interest rate	2.60%	1.15%
Expected life in years	6.25	6.25
Expected dividend yield	—%	—%
Volatility	63%	55%
Weighted average fair value of options issued	$26.98	$32.71
The following table is a summary of the Company’s stock options outstanding as at December 31, 2022:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	4.45	0.0001 - 1.09	784,368
8.86 - 11.06	51,811	7.95	8.86 - 11.06	21,084
15.79 - 16.00	259,292	6.77	15.79 - 16.00	147,795
26.43 - 95.12	253,530	9.04	26.43 - 95.12	26,419
	1,349,001	5.90		979,666
The following table is a summary of the Company’s stock options outstanding as at December 31, 2021:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	784,368	5.45	0.0001 - 1.09	748,368
8.86 - 11.06	65,522	8.80	8.86 - 11.06	9,784
15.79 - 16.00	284,680	7.77	15.79 - 16.00	104,176
26.43 - 95.12	148,518	9.40	26.43 - 95.12	4,266
	1,283,088	6.59		866,594
DSUs

The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – December 31, 2020	44,142
Granted (at $51.63 - $96.99 per unit)	15,512
DSUs – December 31, 2021	59,654
Granted (at C$37.21 - $86.93 per unit)	27,568
DSUs - December 31, 2022	87,222

RSUs

The following table presents information concerning the number of RSUs granted by the Company:

#
RSUs – December 31, 2020	—
Granted (at C$86.38 - $94.05 per unit)	46,591
RSUs – December 31, 2021	46,591
Granted (at C$40.30 - $54.26 per unit)	102,483
Released (at C$86.38 per unit)	(5,515)
Forfeited (at C$42.24 - $94.05 per unit)	(39,933)
RSUs - December 31, 2022	103,626